22. Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Loans And Financing Tables Abstract
Borrowings

			Issue	Number of	Final	Annual rate p.y.	Finance		12.31.2018	12.31.2017
	Contracts	Company	Date	installment	maturity	(interest + commission)	charges	Principal
Foreign currency
National Treasury Department - STN
(Secretaria do Tesouro Nacional)
(1)	Par Bond	Copel	05.20.1998	1	04.11.2024	6.0% + 0.20%	Half-yearly	17,315	42,914	52,768
(1)	Discount Bond	Copel	05.20.1998	1	04.11.2024	3.3125% + 0.20%	Half-yearly	12,082	61,837	36,502
Total foreign currency									104,751	89,270

Local currency
Banco do Brasil
(2)	21/02155-4	Copel DIS	09.10.2010	2	08.15.2018	109.0% of DI	Half-yearly	116,667	-	60,049
(3)	21/02248-8	Copel DIS	06.22.2011	2	05.16.2018	109.0% of DI	Half-yearly	150,000	-	75,601
(4)	CCB 21/11062X	Copel DIS	08.26.2013	3	07.27.2018	106.0% of DI	Half-yearly	151,000	-	51,932
(5)	CCB 330.600.773	Copel DIS	07.11.2014	3	07.11.2019	111.8% of DI	Half-yearly	116,667	40,023	80,699
(6)	CFX 17/35959-7	Copel DIS	05.16.2017	2	05.06.2019	12.0%	Quarterly	75,000	37,973	75,291
(7)	CCB 21/00851-5	Copel DIS	06.30.2017	2	06.13.2019	11.0%	Quarterly	38,889	19,340	38,241
(8)	CCB 17/35960-0	Copel DIS	07.27.2017	2	07.17.2019	11.0%	Quarterly	50,333	51,473	51,073
(9)	CFX 17/35958-9	Copel DIS	08.15.2017	2	08.05.2019	11.0%	Quarterly	58,333	59,102	58,636
(10)	NCI 330.600.132	Copel HOL	02.28.2007	3	02.28.2019	107.8% of DI	Half-yearly	231,000	78,669	157,707
(11)	CCB 306.401.381	Copel HOL	06.21.2018	4	07.21.2021	120.0% of DI	Quarterly	640,005	641,530	660,949
(12)	NCI 306.401.445	Copel HOL	02.24.2017	2	02.15.2020	124.5% of DI	Half-yearly	77,000	78,435	78,186
									1,006,545	1,388,364
Eletrobras
(13)	980/95	Copel DIS	12.22.1994	80	11.15.2018	8.0%	Quarterly	11	-	3
(13)	981/95	Copel DIS	12.22.1994	80	08.15.2019	8.0%	Quarterly	1,169	49	115
(13)	982/95	Copel DIS	12.22.1994	80	11.15.2019	8.0%	Quarterly	1,283	24	48
(13)	983/95	Copel DIS	12.22.1994	80	11.15.2020	8.0%	Quarterly	11	51	77
(13)	984/95	Copel DIS	12.22.1994	80	11.15.2020	8.0%	Quarterly	14	22	33
(13)	985/95	Copel DIS	12.22.1994	80	08.15.2021	8.0%	Quarterly	61	17	23
(14)	142/06	Copel DIS	05.11.2006	120	09.30.2018	5.0% + 1.0%	Monthly	74,340	-	2,730
(14)	206/07	Copel DIS	03.03.2008	120	08.30.2020	5.0% + 1.0%	Monthly	109,642	14,839	23,746
(14)	273/09	Copel DIS	02.18.2010	120	12.30.2022	5.0% + 1.0%	Monthly	63,944	6,577	8,222
									21,579	34,997
Caixa Econômica Federal
(14)	415.855-22/14	Copel DIS	03.31.2015	120	12.08.2026	6.0%	Monthly	16,984	15,298	5,087
(15)	3153-352	Copel DIS	11.01.2016	36	12.15.2021	5.5 % above TJLP	Quarterly	489	496	498
									15,794	5,585
Finep
(16)	21120105-00	Copel Tel	07.17.2012	81	10.15.2020	4.0%	Monthly	35,095	5,730	8,855
(16)	21120105-00	Copel Tel	07.17.2012	81	10.15.2020	3.5% + TR	Monthly	17,103	4,842	7,482
									10,572	16,337
BNDES
(17)	820989.1	Copel GeT	03.17.2009	179	01.15.2028	1.63% above TJLP	Monthly	169,500	107,326	118,370
(18)	1120952.1-A	Copel GeT	12.16.2011	168	04.15.2026	1.82% above TJLP	Monthly	42,433	23,098	26,078
(19)	1120952.1-B	Copel GeT	12.16.2011	168	04.15.2026	1.42% above TJLP	Monthly	2,290	1,246	1,407
(20)	1220768.1	Copel GeT	09.28.2012	192	07.15.2029	1.36% above TJLP	Monthly	73,122	50,908	55,357
(21)	13211061	Copel GeT	12.04.2013	192	10.15.2031	0% and 1.49% above TJLP	Monthly	1,041,155	841,871	871,022
(22)	13210331	Copel GeT	12.03.2013	168	08.15.2028	1.49% and 1.89% above TJLP	Monthly	17,644	12,659	13,878
(23)	15206041	Copel GeT	12.28.2015	168	06.15.2030	2.42% above TJLP	Monthly	34,265	23,984	25,899
(24)	15205921	Copel GeT	12.28.2015	168	12.15.2029	2.32% above TJLP	Monthly	21,584	14,518	15,734
(25)	18205101	Copel GeT	11.22.2018	192	06.15.2035	1.94% above TJLP	Monthly	194,000	158,659	-
(26)	14205611-A	Copel DIS	12.15.2014	72	01.15.2021	2.09% above TJLP	Annual	41,583	14,450	21,267
(26)	14205611-B	Copel DIS	12.15.2014	6	02.15.2021	2.09 above TR BNDES	Monthly	17,821	11,992	15,384
(27)	14205611-C	Copel DIS	12.15.2014	113	06.15.2024	6.0%	Monthly	78,921	43,097	50,949
(28)	14205611-D	Copel DIS	12.15.2014	57	02.15.2021	TJLP	Monthly	750	20	29
(29)	14.2.1271.1	Santa Maria	06.01.2015	192	08.15.2031	1.66% above TJLP	Monthly	59,462	48,125	51,578
(29)	14.2.1272.1	Santa Helena	06.01.2015	192	08.15.2031	1.66% above TJLP	Monthly	64,520	52,188	55,932
(30)	11211521	GE Farol	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	54,100	45,158	48,741
(30)	11211531	GE Boa Vista	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	40,050	33,385	36,034
(30)	11211541	GE S.B. do Norte	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	90,900	75,715	81,723
(30)	11211551	GE Olho D'Água	03.19.2012	192	06.15.2030	2.34% above TJLP	Monthly	97,000	80,863	87,278
(31)	18204611	Cutia	10.25.2018	192	07.15.2035	2.04% above TJLP	Monthly	619,405	505,368	-
(32)	13212221 - A	Costa Oeste	12.03.2013	168	11.30.2028	1.95% + TJLP	Monthly	23,634	21,291	-
(33)	13212221 - B	Costa Oeste	12.03.2013	106	09.30.2023	3.5%	Monthly	9,086	3,789	-
(34)	14205851 - A	Marumbi	07.08.2014	168	06.30.2029	2.00% + TJLP	Monthly	33,460	27,134	-
(35)	14205851 - B	Marumbi	07.08.2014	106	04.30.2024	6.00%	Monthly	21,577	12,076	-
									2,208,920	1,576,660
(36)	Promissory notes	Copel GeT	05.12.2017	1	05.12.2019	117% of DI	Single installment	500,000	571,822	529,919

									571,822	529,919
Banco do Brasil
BNDES Transfer
(37)	21/02000-0	Copel GeT	04.16.2009	179	01.15.2028	2.13% above TJLP	Monthly	169,500	107,324	118,373
									107,324	118,373
Total local currency									3,942,556	3,670,235
									4,047,307	3,759,505
								Current	1,113,047	784,666
								Noncurrent	2,934,260	2,974,839

Borrowings by Currency and Index

		12.31.2018%		12.31.2017%
Foreign currency - change in currencies in the period (%)
U.S. Dollar	17.13	104,751	2.59	89,270	2.37
		104,751	2.59	89,270	2.37
Local currency - accumulated index in the period (%)
CDI	6.40	1,410,479	34.85	1,695,042	45.09
TJLP	7.03	2,245,786	55.49	1,629,198	43.34
TR	0.00	4,842	0.12	7,482	0.20
IPCA	3.75	11,992	0.30	15,384	0.41
Without indexer (annual fixed rate)	-	269,457	6.65	323,129	8.59
		3,942,556	97.41	3,670,235	97.63
		4,047,307	100.00	3,759,505	100.00

Maturity of Noncurrent Installments

12.31.2018	Foreign currency	Local currency	Total
2020	-	558,069	558,069
2021	-	503,246	503,246
2022	-	190,244	190,244
2023	-	188,586	188,586
2024	103,646	184,691	288,337
After 2024	-	1,205,778	1,205,778
	103,646	2,830,614	2,934,260

Changes in Borrowings

	Foreign currency	Local currency	Total
Balance as of January 1, 2017	90,505	3,955,788	4,046,293
Funding	-	800,044	800,044
Charges	3,868	395,081	398,949
Monetary and exchange variations	(1,184)	18,623	17,439
Amortization - principal	-	(971,187)	(971,187)
Payment - charges	(3,919)	(528,114)	(532,033)
Balance as of December 31, 2017	89,270	3,670,235	3,759,505
Effect of acquisition of control of Costa Oeste and Marumbi	-	66,775	66,775
Funding	-	1,314,766	1,314,766
Charges	5,038	289,365	294,403
Monetary and exchange variations	15,161	11,936	27,097
Amortization - principal	-	(1,126,144)	(1,126,144)
Payment - charges	(4,718)	(284,377)	(289,095)
Balance as of December 31, 2018	104,751	3,942,556	4,047,307

Financial Covenants

Company	Contract	Annual financial index	Limit
Copel GeT	BNDES Finem nº 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil nº 21/02000-0 - Mauá
	3rd issue of Promissory Notes	Consolidated net debt / Consolidated EBITDA	≤ 3.5
Copel DIS	BNDES Finem nº 14205611	Financial indebtedness / adjusted EBITIDA	≤ 4.0
Santa Maria	BNDES Finem nº 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem nº 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem nº 11211531
GE Farol S.A.	BNDES Finem nº 11211521
GE Olho D´Água S.A.	BNDES Finem nº 11211551
GE São Bento do Norte S.A.	BNDES Finem nº 11211541
Cutia	BNDES Finem nº 18204611	Debt service coverage ratio	≥ 1.2
Costa Oeste	BNDES Finem nº 14205851 - A	Debt service coverage ratio	≥ 1.3
Marumbi	BNDES Finem nº 14205851 - B	Debt service coverage ratio	≥ 1.3
Financing for businesses - Finem